Item 4 and Item 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS	Grant Thornton LLP 700 Milam Street, Suite 300 Houston, TX 77002-2848 T 832.476.3600 F 713.655.8741 GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS

Board of Directors and Management of
First Investors Financial Services, Inc.
5757 Woodway Dr., Suite 400
Houston, TX  77057

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC  28202

Credit Suisse Securities (USA) LLC
Eleven Madison Ave.
New York, NY  10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the "Seller") solely to assist you in verifying the accuracy of certain amounts disclosed in the First Investors Auto Owner Trust 2017-1 Offering Memorandum (the "Offering Memorandum").  First Investors Financial Services, Inc.'s management is responsible for the completeness, accuracy and reliability of the information disclosed in the Offering Memorandum.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC and Credit Suisse Securities (USA) LLC.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purposes.

We performed the procedures enumerated below and noted no exceptions with respect to the testing in 2 below.  The agreed-upon procedures we performed are as follows:

1.	Obtained from the Seller an electronic file of information for certain loans (the "Loans") which the Seller represents is as of the close of business on December 31, 2016 (the "December Data Tape").

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

Board of Directors and Management of First Investors Financial Services, Inc. Wells Fargo Securities, LLC Credit Suisse Securities (USA) LLC Page 2

2.
The 200 automobile receivables noted in Exhibit A were selected for us by Credit Suisse Securities (USA) LLC from the December Data Tape.  We compared the following information to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions, except as described below:

	●	Loan number
	●	Original amount financed
	●	First payment date (scheduled)
	●	Original term to maturity
	●	Monthly payment
	●	Interest rate
	●	Vehicle type (new/used)
	●	State (borrower)

3.
Obtained from the Seller an electronic file of information for certain loans which the Seller represents is as of the close of business on January 31, 2017 (the "January Data Tape").  We confirmed that each of the loans in the selection of loans as of December 31, 2016 are included in the January Data Tape, with the exception of loans with customer numbers 5992185, 6031512, 6084503, 6089767, 6100564, 6105886 and 6128094 that were not included in the January Data Tape.

We were not engaged to and did not conduct an examination or review of the Offering Memorandum, the objective of which is the expression of an opinion or limited assurance on the financial information or a part thereof.  Accordingly, we do not express such an opinion or limited assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC and Credit Suisse Securities (USA) LLC and is not intended to be and should not be used by anyone other than these specified parties.

Houston, Texas
February 3, 2017

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	Number	Loan Number

1	31-Dec-16	4917936	[Redacted]
2	31-Dec-16	4919270	[Redacted]
3	31-Dec-16	4936431	[Redacted]
4	31-Dec-16	4943502	[Redacted]
5	31-Dec-16	4944260	[Redacted]
6	31-Dec-16	4952636	[Redacted]
7	31-Dec-16	4971388	[Redacted]
8	31-Dec-16	4978706	[Redacted]
9	31-Dec-16	4982179	[Redacted]
10	31-Dec-16	4994844	[Redacted]
11	31-Dec-16	5967708	[Redacted]
12	31-Dec-16	5971288	[Redacted]
13	31-Dec-16	5977764	[Redacted]
14	31-Dec-16	5977772	[Redacted]
15	31-Dec-16	5979794	[Redacted]
16	31-Dec-16	5982947	[Redacted]
17	31-Dec-16	5984257	[Redacted]
18	31-Dec-16	5984653	[Redacted]
19	31-Dec-16	5988704	[Redacted]
20	31-Dec-16	5992185	[Redacted]
21	31-Dec-16	5993225	[Redacted]
22	31-Dec-16	6003529	[Redacted]
23	31-Dec-16	6013163	[Redacted]
24	31-Dec-16	6013593	[Redacted]
25	31-Dec-16	6014229	[Redacted]
26	31-Dec-16	6022370	[Redacted]
27	31-Dec-16	6031512	[Redacted]
28	31-Dec-16	6035356	[Redacted]
29	31-Dec-16	6038509	[Redacted]
30	31-Dec-16	6040901	[Redacted]
31	31-Dec-16	6043178	[Redacted]
32	31-Dec-16	6046775	[Redacted]
33	31-Dec-16	6046973	[Redacted]
34	31-Dec-16	6053474	[Redacted]
35	31-Dec-16	6055776	[Redacted]
36	31-Dec-16	6057178	[Redacted]
37	31-Dec-16	6058879	[Redacted]
38	31-Dec-16	6062889	[Redacted]
39	31-Dec-16	6067474	[Redacted]
40	31-Dec-16	6068571	[Redacted]
41	31-Dec-16	6070486	[Redacted]
42	31-Dec-16	6073639	[Redacted]
43	31-Dec-16	6076103	[Redacted]
44	31-Dec-16	6079271	[Redacted]
45	31-Dec-16	6079362	[Redacted]
46	31-Dec-16	6079776	[Redacted]
47	31-Dec-16	6080121	[Redacted]
48	31-Dec-16	6080469	[Redacted]
49	31-Dec-16	6081889	[Redacted]
50	31-Dec-16	6082119	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	Number	Loan Number

51	31-Dec-16	6082192	[Redacted]
52	31-Dec-16	6082242	[Redacted]
53	31-Dec-16	6082507	[Redacted]
54	31-Dec-16	6082754	[Redacted]
55	31-Dec-16	6083869	[Redacted]
56	31-Dec-16	6083901	[Redacted]
57	31-Dec-16	6084503	[Redacted]
58	31-Dec-16	6084537	[Redacted]
59	31-Dec-16	6085682	[Redacted]
60	31-Dec-16	6085716	[Redacted]
61	31-Dec-16	6086276	[Redacted]
62	31-Dec-16	6087290	[Redacted]
63	31-Dec-16	6087415	[Redacted]
64	31-Dec-16	6087589	[Redacted]
65	31-Dec-16	6088033	[Redacted]
66	31-Dec-16	6088835	[Redacted]
67	31-Dec-16	6089767	[Redacted]
68	31-Dec-16	6090880	[Redacted]
69	31-Dec-16	6091227	[Redacted]
70	31-Dec-16	6091458	[Redacted]
71	31-Dec-16	6093777	[Redacted]
72	31-Dec-16	6093876	[Redacted]
73	31-Dec-16	6094023	[Redacted]
74	31-Dec-16	6095517	[Redacted]
75	31-Dec-16	6095913	[Redacted]
76	31-Dec-16	6097430	[Redacted]
77	31-Dec-16	6099014	[Redacted]
78	31-Dec-16	6099337	[Redacted]
79	31-Dec-16	6099899	[Redacted]
80	31-Dec-16	6100028	[Redacted]
81	31-Dec-16	6100564	[Redacted]
82	31-Dec-16	6100713	[Redacted]
83	31-Dec-16	6101315	[Redacted]
84	31-Dec-16	6102487	[Redacted]
85	31-Dec-16	6102545	[Redacted]
86	31-Dec-16	6102644	[Redacted]
87	31-Dec-16	6102966	[Redacted]
88	31-Dec-16	6103626	[Redacted]
89	31-Dec-16	6103915	[Redacted]
90	31-Dec-16	6104038	[Redacted]
91	31-Dec-16	6105068	[Redacted]
92	31-Dec-16	6105886	[Redacted]
93	31-Dec-16	6105977	[Redacted]
94	31-Dec-16	6106751	[Redacted]
95	31-Dec-16	6106868	[Redacted]
96	31-Dec-16	6107130	[Redacted]
97	31-Dec-16	6107189	[Redacted]
98	31-Dec-16	6108088	[Redacted]
99	31-Dec-16	6108435	[Redacted]
100	31-Dec-16	6108914	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	Number	Loan Number

101	31-Dec-16	6109391	[Redacted]
102	31-Dec-16	6110845	[Redacted]
103	31-Dec-16	6111017	[Redacted]
104	31-Dec-16	6111157	[Redacted]
105	31-Dec-16	6111371	[Redacted]
106	31-Dec-16	6111835	[Redacted]
107	31-Dec-16	6112544	[Redacted]
108	31-Dec-16	6113054	[Redacted]
109	31-Dec-16	6114003	[Redacted]
110	31-Dec-16	6115513	[Redacted]
111	31-Dec-16	6115760	[Redacted]
112	31-Dec-16	6115877	[Redacted]
113	31-Dec-16	6116438	[Redacted]
114	31-Dec-16	6116982	[Redacted]
115	31-Dec-16	6117006	[Redacted]
116	31-Dec-16	6117188	[Redacted]
117	31-Dec-16	6117410	[Redacted]
118	31-Dec-16	6117832	[Redacted]
119	31-Dec-16	6118475	[Redacted]
120	31-Dec-16	6118723	[Redacted]
121	31-Dec-16	6119515	[Redacted]
122	31-Dec-16	6119770	[Redacted]
123	31-Dec-16	6119812	[Redacted]
124	31-Dec-16	6119937	[Redacted]
125	31-Dec-16	6120745	[Redacted]
126	31-Dec-16	6120927	[Redacted]
127	31-Dec-16	6120968	[Redacted]
128	31-Dec-16	6121214	[Redacted]
129	31-Dec-16	6122022	[Redacted]
130	31-Dec-16	6122394	[Redacted]
131	31-Dec-16	6123517	[Redacted]
132	31-Dec-16	6123574	[Redacted]
133	31-Dec-16	6124036	[Redacted]
134	31-Dec-16	6124069	[Redacted]
135	31-Dec-16	6125033	[Redacted]
136	31-Dec-16	6125769	[Redacted]
137	31-Dec-16	6127161	[Redacted]
138	31-Dec-16	6127922	[Redacted]
139	31-Dec-16	6128094	[Redacted]
140	31-Dec-16	6128821	[Redacted]
141	31-Dec-16	6128961	[Redacted]
142	31-Dec-16	6128987	[Redacted]
143	31-Dec-16	6129035	[Redacted]
144	31-Dec-16	6129209	[Redacted]
145	31-Dec-16	6129837	[Redacted]
146	31-Dec-16	6130785	[Redacted]
147	31-Dec-16	6131551	[Redacted]
148	31-Dec-16	6131924	[Redacted]
149	31-Dec-16	6133391	[Redacted]
150	31-Dec-16	6135362	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	Number	Loan Number

151	31-Dec-16	6135479	[Redacted]
152	31-Dec-16	6135487	[Redacted]
153	31-Dec-16	6136733	[Redacted]
154	31-Dec-16	6137160	[Redacted]
155	31-Dec-16	6137186	[Redacted]
156	31-Dec-16	6137657	[Redacted]
157	31-Dec-16	6138044	[Redacted]
158	31-Dec-16	6138127	[Redacted]
159	31-Dec-16	6138143	[Redacted]
160	31-Dec-16	6138564	[Redacted]
161	31-Dec-16	6138655	[Redacted]
162	31-Dec-16	6138671	[Redacted]
163	31-Dec-16	6138705	[Redacted]
164	31-Dec-16	6139141	[Redacted]
165	31-Dec-16	6139695	[Redacted]
166	31-Dec-16	6139802	[Redacted]
167	31-Dec-16	6140644	[Redacted]
168	31-Dec-16	6140966	[Redacted]
169	31-Dec-16	6141527	[Redacted]
170	31-Dec-16	6141733	[Redacted]
171	31-Dec-16	6142574	[Redacted]
172	31-Dec-16	6143325	[Redacted]
173	31-Dec-16	6143507	[Redacted]
174	31-Dec-16	6143663	[Redacted]
175	31-Dec-16	6144422	[Redacted]
176	31-Dec-16	6144448	[Redacted]
177	31-Dec-16	6145064	[Redacted]
178	31-Dec-16	6145155	[Redacted]
179	31-Dec-16	6145239	[Redacted]
180	31-Dec-16	6145502	[Redacted]
181	31-Dec-16	6145890	[Redacted]
182	31-Dec-16	6145957	[Redacted]
183	31-Dec-16	6146054	[Redacted]
184	31-Dec-16	6146245	[Redacted]
185	31-Dec-16	6146328	[Redacted]
186	31-Dec-16	6147904	[Redacted]
187	31-Dec-16	6148043	[Redacted]
188	31-Dec-16	6148126	[Redacted]
189	31-Dec-16	6148704	[Redacted]
190	31-Dec-16	6148753	[Redacted]
191	31-Dec-16	6148928	[Redacted]
192	31-Dec-16	6149629	[Redacted]
193	31-Dec-16	6149702	[Redacted]
194	31-Dec-16	6151112	[Redacted]
195	31-Dec-16	6151187	[Redacted]
196	31-Dec-16	6151724	[Redacted]
197	31-Dec-16	6152755	[Redacted]
198	31-Dec-16	6153076	[Redacted]
199	31-Dec-16	6154116	[Redacted]
200	31-Dec-16	6154181	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.